Leases - Schedule of Amounts Recorded in Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Dec. 01, 2019
Leases [Abstract]
Operating lease ROU assets	$ 70,575	$ 64,736
Current operating lease liabilities	23,055
Non-current operating lease liabilities	$ 53,130
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Accrued Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent